Financial risk management - Disclosure of internal credit exposures explanatory (Detail)	Dec. 31, 2024	Dec. 31, 2023
High grade [member] | Small Business Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	8.55%	15.26%
Standard grade [member] | Small Business Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	8.56%	15.27%
Standard grade [member] | Small Business Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	17.86%	31.69%
Sub-standard grade [member] | Small Business Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	17.87%	31.70%
Credit card | High grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	5.25%	7.12%
Credit card | Standard grade [member] | Personal Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	5.26%	7.13%
Credit card | Standard grade [member] | Personal Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	12.05%	16.98%
Credit card | Sub-standard grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	12.06%	16.99%
Mortgage loans [member] | High grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	1.12%	2.07%
Mortgage loans [member] | Standard grade [member] | Personal Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	1.13%	2.08%
Mortgage loans [member] | Standard grade [member] | Personal Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	3.55%	6.80%
Mortgage loans [member] | Sub-standard grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	3.56%	6.81%
Payroll Loans | High grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	2.36%	2.80%
Payroll Loans | Standard grade [member] | Personal Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	2.37%	2.81%
Payroll Loans | Standard grade [member] | Personal Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	5.15%	6.43%
Payroll Loans | Sub-standard grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	5.16%	6.44%
Consumer | High grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	7.11%	9.32%
Consumer | Standard grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage		9.33%
Consumer | Standard grade [member] | Personal Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	7.12%
Consumer | Standard grade [member] | Personal Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	14.68%	20.78%
Consumer | Sub-standard grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	14.69%	20.79%
Vehicular | High grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	3.76%	9.13%
Vehicular | Standard grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	3.76%	9.14%
Vehicular | Standard grade [member] | Personal Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage		22.90%
Vehicular | Sub-standard grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	3.76%	22.91%
Corporate | High grade [member] | Small Business Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.10%	0.22%
Corporate | Standard grade [member] | Small Business Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage		0.22%
Corporate | Standard grade [member] | Small Business Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.11%
Corporate | Standard grade [member] | Small Business Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.20%
Corporate | Sub-standard grade [member] | Small Business Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.21%	0.22%
Institutional | High grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.66%	0.55%
Institutional | Standard grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.66%	0.55%
Institutional | Sub-standard grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.66%	0.55%
Companies | High grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	3.45%	5.23%
Companies | Standard grade [member] | Commercial Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	3.46%	5.24%
Companies | Standard grade [member] | Commercial Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	8.13%	9.67%
Companies | Sub-standard grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	8.14%	9.68%
Real Estate | High grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	2.61%	3.71%
Real Estate | Standard grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	2.61%	3.71%
Real Estate | Sub-standard grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	2.61%	3.71%